Fees and Expenses - EIP Growth and Income Fund	Feb. 28, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Total Annual Fund Operating Expenses include 0.01% in acquired fund fees and expenses, and therefore do not correlate to “Ratios of expenses to average net assets: Before expense reimbursement” provided in the Financial Highlights.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. It assumes a 5% return on your investment each year and that the Fund’s operating expenses remain the same. Only the first year of each period in the Example takes into account the expense cap described above. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	Only the first year of each period in the Example takes into account the expense cap described above. Your actual costs may be higher or lower.
Expense Example, No Redemption, By Year, Caption [Text]	Only the first year of each period in the Example takes into account the expense cap described above. Your actual costs may be higher or lower.
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above example, affect Fund performance. For the fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate, excluding securities sold short transactions, was 44% of the average value of its portfolio.

Portfolio Turnover, Rate	44.00%